Long-Term Investments, Net (Details) - Schedule of changes in fair value of non-marketable equity securities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Fair Value of Non Marketable Equity Securities [Abstract]
Balance at beginning of period/year	$ 34,589,767	$ 25,496,534	$ 39,416,469
Additions		16,228,690	3,427,791
Change from Level 3 to Level 1			(20,194,196)
Upward adjustments		2,137,021	3,531,464
Downward adjustments	(427,652)	(6,898,549)
Foreign exchange adjustment	383,298	(2,373,929)	(684,994)
Balance at end of period/year	$ 34,545,413	$ 34,589,767	$ 25,496,534